1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.6%

AUSTRALIA – 2.8%
Australia & New Zealand Banking Group Ltd.	91,026	$1,156,092
BHP Group Ltd.	129,812	3,417,796
Brambles Ltd.	225,545	1,741,380
Cochlear Ltd.	12,032	1,641,930
CSL Ltd.	18,567	3,611,327
Incitec Pivot Ltd.	1,046,204	1,371,350
Rio Tinto Ltd.	39,738	2,908,367

TOTAL AUSTRALIA		$15,848,242

BELGIUM – 1.0%
Ageas SA	10,870	406,931
Bpost SA*	8,503	55,308
KBC Group NV	3,009	171,563
Proximus SADP	7,600	156,340
UCB SA	15,350	1,972,355
Xior Student Housing NV#	43,465	2,594,653

TOTAL BELGIUM		$5,357,150

BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	42,300	1,729,955
Johnson Electric Holdings Ltd.	671,017	1,234,946

TOTAL BERMUDA		$2,964,901

BRITISH VIRGIN ISLANDS – 0.2%
Hollysys Automation Technologies Ltd.	91,280	1,104,488

BULGARIA – 0.0%**
Petrol AD*	2,384	—

CAYMAN ISLANDS – 8.3%
Alibaba Group Holding Ltd.*	78,528	2,463,899
Alibaba Group Holding Ltd. ADR*	37,686	9,459,940
ASM Pacific Technology Ltd.	150,400	1,697,605
Budweiser Brewing Co. APAC Ltd.#	364,600	1,323,061
China Resources Land Ltd.	262,000	1,091,993
China Resources Medical Holdings Co. Ltd.	21,000	15,000
Haitian International Holdings Ltd.	812,000	1,868,321
Huazhu Group Ltd. ADR	64,723	2,221,941
Hutchison China MediTech Ltd. ADR*	95,986	2,603,140
JD.com, Inc. ADR*	25,771	1,643,932
JD.com, Inc., Class A#,*	35,442	1,101,175
NetEase, Inc. ADR	3,647	1,671,858

New Oriental Education & Technology Group, Inc. ADR*	29,398	4,121,600

Description	Number of Shares	Value
Sands China Ltd.	603,600	$2,301,416
Shenzhou International Group Holdings Ltd.	115,600	1,380,810
Tencent Holdings Ltd.	176,900	12,135,024

TOTAL CAYMAN ISLANDS		$47,100,715

CHINA – 1.1%

China Pacific Insurance Group Co. Ltd., Class H	896,200	2,596,671
China Petroleum & Chemical Corp., Class H	2,842,000	1,210,751

Ping An Insurance Group Co. of China Ltd., Class H	225,500	2,379,302

TOTAL CHINA		$6,186,724

DENMARK – 3.2%
Ambu A/S, Class B	69,258	2,418,047
Carlsberg AS, Class B	11,300	1,668,892
Chr Hansen Holding A/S	6,832	779,617
Coloplast A/S, Class B	15,579	2,659,293
DSV Panalpina A/S	41,078	5,620,932
Genmab A/S*	4,500	1,548,929
Novo Nordisk A/S, Class B	50,665	3,324,262
Topdanmark A/S	950	40,628

TOTAL DENMARK		$18,060,600

FINLAND – 0.4%
Fortum OYJ	18,020	365,749
Kesko OYJ, Class B	15,296	324,338
Metso Outotec OYJ	7,740	49,953
Neles OYJ	1,800	25,670
Neste OYJ	2,040	93,701
Nokian Renkaat OYJ	7,810	186,331
Sampo OYJ, Class A	10,170	367,588
TietoEVRY OYJ	1,820	53,457
UPM-Kymmene OYJ	13,098	349,635
Valmet OYJ	8,504	238,252

TOTAL FINLAND		$2,054,674

FRANCE – 7.4%
Amundi SA*	1,350	102,712
Arkema SA	660	68,663
AXA SA#	33,558	673,299
Beneteau SA#	136,456	985,105
BNP Paribas SA*	17,974	725,141
Bouygues SA*	12,524	442,431
Carrefour SA	104,400	1,659,225

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
CNP Assurances*	9,316	$113,151
Credit Agricole SA*	21,233	204,384
Dassault Systemes SA	10,091	1,837,511
Edenred	64,350	3,192,040
Eiffage SA*	1,010	88,267
Engie SA*	16,966	226,007
EssilorLuxottica SA*	730	97,233
Eurazeo SE*	34,209	1,790,449
Eutelsat Communications SA	9,190	92,936
Faurecia SE*	8,892	343,390
Hermes International	380	308,082
ID Logistics Group*	6,522	1,424,436
Legrand SA	12,900	997,924
L’Oreal SA	6,125	2,055,727
LVMH Moet Hennessy Louis Vuitton SA	9,616	4,181,464
Neoen SA#,*	40,091	1,825,789
Orange SA	174,500	2,045,299
Peugeot SA*	20,320	326,639
Sanofi	31,555	3,313,191
Sartorius Stedim Biotech	8,494	2,656,778
Schneider Electric SE	8,600	986,109
SCOR SE*	24,761	637,275
Seb SA	5,005	826,437
Societe BIC SA#	1,530	90,641
Societe Generale SA*	10,503	161,697
Sodexo SA	2,050	141,479
SPIE SA*	59,746	972,557
Teleperformance	6,500	1,902,329
TOTAL SE	34,073	1,289,452
Vinci SA	2,513	216,282
Virbac SA*	5,955	1,300,102
Vivendi SA	61,700	1,637,301

TOTAL FRANCE		$41,938,934

GERMANY – 7.8%
adidas AG*	7,573	2,088,467
alstria office REIT AG*	119,381	1,785,827
BASF SE	13,220	729,298
Bayer AG	40,780	2,709,165
Bayerische Motoren Werke AG	6,268	400,842
Covestro AG	6,429	249,494
CTS Eventim AG & Co. KGaA#,*	1,680	66,689
Daimler AG	10,775	471,128
Deutsche Post AG*	11,000	446,493
Deutsche Telekom AG	132,076	2,204,982
E.ON SE	142,300	1,670,610
Evonik Industries AG	3,830	103,472
Evotec SE#,*	54,854	1,451,307

Description	Number of Shares	Value
Fielmann AG*	31,398	$2,287,632
Freenet AG	2,742	46,802
Fresenius Medical Care AG & Co. KGaA*	19,600	1,726,806
Fresenius SE & Co. KGaA*	30,425	1,518,021
GRENKE AG*	12,955	981,297
Hannover Rueck SE	1,520	257,140
Hypoport SE*	3,302	1,549,133
Infineon Technologies AG	137,879	3,515,288
Jenoptik AG#,*	43,543	1,091,179
LEG Immobilien AG*	1,940	270,508
Merck KGaA	12,800	1,635,918
MTU Aero Engines AG*	7,071	1,226,025
Muenchener Rueckversicherungs AG	1,140	302,184
Nemetschek SE	37,411	2,742,453
New Work SE	7,299	2,402,644
Rheinmetall AG	720	68,074
SAP SE	29,969	4,730,720
Siemens AG	10,020	1,276,913
TUI AG#	14,316	54,169
Uniper SE	2,750	94,939
Zalando SE*	30,421	2,196,105

TOTAL GERMANY		$44,351,724

GREECE – 0.2%
JUMBO SA	55,467	1,082,218

HONG KONG – 3.0%
AIA Group Ltd.	596,800	5,381,312
BOC Hong Kong Holdings Ltd.	227,000	632,889
China Mobile Ltd.	182,000	1,242,357
CNOOC Ltd.	1,372,000	1,448,146
Hong Kong Exchanges & Clearing Ltd.	47,800	2,275,909
Swire Properties Ltd.	825,000	1,906,569
Techtronic Industries Co. Ltd.	418,000	4,371,878

TOTAL HONG KONG		$17,259,060

INDIA – 0.9%
HDFC Bank Ltd. ADR*	108,930	5,092,477

IRELAND – 2.5%
DCC PLC	26,403	2,347,776
Flutter Entertainment PLC*	11,500	1,722,304
James Hardie Industries PLC	183,805	3,793,608
Kerry Group PLC, Class A	11,591	1,535,191
Kingspan Group PLC	41,300	2,962,871
UDG Healthcare PLC	195,079	1,811,261

TOTAL IRELAND		$14,173,011

ITALY – 1.9%
A2A Spa	72,640	104,373

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value
Assicurazioni Generali SpA	18,407	$276,395
ASTM SpA*	1,290	27,423
Enel SpA	322,129	2,950,879
Eni SpA	15,195	135,355
FinecoBank Banca Fineco SpA*	227,876	3,321,932
Intesa Sanpaolo SpA*	188,418	384,062
Iren SpA	19,740	49,865
Mediobanca Banca di Credito Finanziario SpA	15,850	128,006
Salvatore Ferragamo SpA*	95,534	1,286,246
Snam SpA	314,700	1,675,296
Societa Cattolica di Assicurazioni SC#,*	4,810	29,130
UnipolSai Assicurazioni SpA#	82,960	213,058

TOTAL ITALY		$10,582,020

JAPAN – 20.2%
AEON Financial Service Co. Ltd.	51,600	389,620
Air Water, Inc.	46,100	597,715
Aisin Seiki Co. Ltd.	20,000	577,625
Alps Alpine Co. Ltd.	36	454
Amada Co. Ltd.	106,400	715,054
Amano Corp.	29,900	566,899
Anritsu Corp.#	70,400	1,697,537
AOI Electronics Co. Ltd.	1,000	19,416
Ariake Japan Co. Ltd.	11,400	708,401
Aruhi Corp.#	178,500	2,295,700
Astellas Pharma, Inc.	37,900	591,163
Central Japan Railway Co.	2,200	266,881
Chubu Electric Power Co., Inc.	140,700	1,673,076
cocokara fine, Inc.	9,500	516,980
COMSYS Holdings Corp.	43,900	1,291,629
Dai-ichi Life Holdings, Inc.	31,400	370,407
Daikin Industries Ltd.	12,400	2,181,736
Daiwa House Industry Co. Ltd.	18,700	412,657
DKK Co. Ltd.	45,600	980,967
Electric Power Development Co. Ltd., Class C	22,000	300,115
ENEOS Holdings, Inc.	116,000	406,767
Fast Retailing Co. Ltd.	1,400	744,523
FCC Co. Ltd.	49,700	769,115
Fuji Electric Co. Ltd.	26,500	722,357
FUJIFILM Holdings Corp.	16,600	742,395
Fujitsu Ltd.	8,300	1,111,330
Fuso Chemical Co. Ltd.	23,900	920,415
Hitachi Ltd.	60,000	1,797,243
Hitachi Metals Ltd.	61,800	806,689
Honda Motor Co. Ltd.	73,700	1,796,796
Horiba Ltd.	10,900	562,125

Description	Number of Shares	Value
IHI Corp.	23,900	$297,932
Isetan Mitsukoshi Holdings Ltd.#	76,600	349,527
ITOCHU Corp.	78,200	1,714,638
Iwatani Corp.#	5,000	176,594
J Front Retailing Co. Ltd.	60,800	351,592
Japan Airlines Co. Ltd.	10,900	176,441
JGC Holdings Corp.	34,300	347,049
KDDI Corp.	39,300	1,249,640
Kintetsu World Express, Inc.	203,400	3,477,341
Komatsu Ltd.	25,900	508,855
Kumagai Gumi Co. Ltd.	11,200	256,743
Kyosan Electric Manufacturing Co. Ltd.	175,400	863,435
Lintec Corp.	46,700	1,089,599
Mabuchi Motor Co. Ltd.	12,700	381,226
Matsuda Sangyo Co. Ltd.	12,300	189,768
Mirait Holdings Corp.	85,600	1,179,280
Mitsubishi Corp.	45,500	916,816
Mitsubishi Electric Corp.	102,700	1,340,653
Mitsubishi UFJ Financial Group, Inc.	385,200	1,443,468
Mitsui Fudosan Co. Ltd.	66,400	1,038,096
Mitsui Mining & Smelting Co. Ltd.	38,600	819,749
Murata Manufacturing Co. Ltd.	22,800	1,464,460
NEC Networks & System Integration Corp.	138,300	2,938,036
Nexon Co. Ltd.	29,000	745,063
NGK Insulators Ltd.	65,600	815,273
Nihon Kohden Corp.	14,200	487,122
Nintendo Co. Ltd.	5,000	2,199,052
Nippo Corp.	52,400	1,389,696
Nippon Steel Corp.	50,400	413,248
Nippon Telegraph & Telephone Corp.	91,100	2,114,564
Nitori Holdings Co. Ltd.	5,000	1,094,682
NSK Ltd.	69,800	469,868
NTT Data Corp.	124,800	1,418,882
NTT DOCOMO, Inc.	36,200	996,626
Olympus Corp.	141,000	2,536,093
ORIX Corp.	47,900	518,044
Osaka Gas Co. Ltd.	15,200	281,834
OSJB Holdings Corp.	339,200	722,719
Otsuka Corp.	41,800	2,179,421
Pacific Industrial Co. Ltd.	47,500	348,529
Pan Pacific International Holdings Corp.	55,100	1,248,842
Panasonic Corp.	61,800	535,273
Pilot Corp.	16,200	450,176
Recruit Holdings Co. Ltd.	36,600	1,141,768
Relia, Inc.	48,000	508,072
Rohm Co. Ltd.	24,800	1,592,500
San-A Co. Ltd.	30,300	1,142,612
Santen Pharmaceutical Co. Ltd.	122,100	2,060,129

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
SCREEN Holdings Co. Ltd.	40,400	$2,030,550
Seino Holdings Co. Ltd.	137,700	1,694,782
Seria Co. Ltd.	25,500	1,020,277
Seven & i Holdings Co. Ltd.	33,000	997,245
Shionogi & Co. Ltd.	21,100	1,255,260
SMC Corp.	1,200	630,659
SoftBank Group Corp.	41,000	2,585,996
Sompo Holdings, Inc.	19,300	636,016
Sony Corp.	41,100	3,193,266
Sumitomo Bakelite Co. Ltd.	11,500	279,036
Sumitomo Corp.	28,900	321,071
Sumitomo Metal Mining Co. Ltd.	58,700	1,764,496
Sumitomo Mitsui Financial Group, Inc.	44,800	1,193,761
Sumitomo Rubber Industries Ltd.	52,400	435,937
Sumitomo Warehouse Co Ltd. (The)	54,700	617,858
Suzuki Motor Corp.	13,700	449,544
T&D Holdings, Inc.	16,700	137,466
Tamura Corp.	192,800	771,200
Tatsuta Electric Wire & Cable Co. Ltd.	212,000	1,161,693
TDK Corp.	17,800	1,981,798
Terumo Corp.	45,000	1,702,398
THK Co. Ltd.	61,400	1,446,600
Toagosei Co. Ltd.	38,400	366,107
Tokio Marine Holdings, Inc.	20,600	869,834
Tokyu Fudosan Holdings Corp.	89,600	342,411
Torii Pharmaceutical Co. Ltd.	29,700	950,157
Toyo Suisan Kaisha Ltd.	22,200	1,349,656
Toyo Tanso Co. Ltd.	33,200	500,711
Toyota Motor Corp.	41,500	2,463,604
Trend Micro, Inc.	34,500	2,023,388
Tsumura & Co.	49,600	1,236,043
Tsurumi Manufacturing Co. Ltd.	43,100	734,842
Z Holdings Corp.	124,200	660,463

TOTAL JAPAN		$114,318,938

JERSEY – 0.1%
Ferguson PLC	4,910	432,835
WPP PLC	14,980	111,096

TOTAL JERSEY		$543,931

LUXEMBOURG – 0.2%
APERAM SA	3,080	87,733
Aroundtown SA*	20,860	125,611
Samsonite International SA*	821,986	770,434

TOTAL LUXEMBOURG		$983,778

NETHERLANDS – 3.3%
ABN AMRO Bank NV*	5,512	45,782

Description	Number of Shares	Value
Aegon NV	137,776	$403,738
ASML Holding NV	18,272	6,496,403
ASR Nederland NV	6,727	217,331
BE Semiconductor Industries NV	4,390	196,285
IMCD NV	20,883	2,159,467
ING Groep NV	79,577	554,883
Just Eat Takeaway.com NV#,*	15,800	1,705,097
Koninklijke Ahold Delhaize NV	71,770	2,067,044
Koninklijke Philips NV*	32,751	1,692,278
NN Group NV	7,619	278,872
Prosus NV*	17,200	1,674,028
Unilever NV	22,263	1,315,531

TOTAL NETHERLANDS		$18,806,739

NORWAY – 1.0%
Mowi ASA	9,722	176,563
Orkla ASA	25,040	246,289
Telenor ASA	100,000	1,545,879
TGS Nopec Geophysical Co. ASA#	56,225	836,936
Tomra Systems ASA*	74,901	3,083,891

TOTAL NORWAY		$5,889,558

PHILIPPINES – 0.2%
Ayala Land, Inc.	1,838,600	1,246,899

SINGAPORE – 0.6%
Jardine Cycle & Carriage Ltd.	51,700	758,060
Oversea-Chinese Banking Corp. Ltd.	404,624	2,534,469

TOTAL SINGAPORE		$3,292,529

SOUTH KOREA – 2.4%
Samsung Electronics Co. Ltd.	206,952	10,114,542
Samsung Fire & Marine Insurance Co. Ltd.	8,706	1,253,141
SK Materials Co. Ltd.	11,479	2,365,512

TOTAL SOUTH KOREA		$13,733,195

SPAIN – 1.6%

ACS Actividades de Construccion y Servicios SA#	16,590	384,831
Amadeus IT Group SA	13,850	691,605
Banco Bilbao Vizcaya Argentaria SA	118,803	369,920
Banco Santander SA#,*	313,006	671,235
Bankinter SA	194,320	1,010,309
Cellnex Telecom SA	26,200	1,648,885
Enagas SA	6,260	157,936
Iberdrola SA*	188,364	2,434,588
Industria de Diseno Textil SA	43,299	1,147,335
Mapfre SA	52,202	94,528
Mediaset Espana Comunicacion SA*	24,920	81,513

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value
Naturgy Energy Group SA	7,910	$147,190
Telefonica SA	61,676	258,301

TOTAL SPAIN		$9,098,176

SWEDEN – 4.7%
AddLife AB, Class B*	46,561	651,539
Assa Abloy AB, Class B	85,107	1,878,839
Atlas Copco AB, Class A	49,867	2,213,670
Avanza Bank Holding AB	121,229	2,363,841
Boliden AB	12,450	339,987
Epiroc AB, Class A	89,527	1,251,778
Fabege AB	108,045	1,385,691
Hexagon AB, Class B*	34,019	2,224,756
Hexpol AB*	63,313	421,259
Investor AB, Class A	1,860	109,594
JM AB#	49,657	1,473,044
Paradox Interactive AB	35,836	898,374
Peab AB, Class B*	21,859	205,174
Skandinaviska Enskilda Banken AB, Class A*	22,171	214,506
SSAB AB, Class B#,*	12,710	36,136
Sweco AB, Class B	58,455	3,367,859
Tele2 AB, Class B	200,100	2,838,878
Telefonaktiebolaget LM Ericsson, Class B	173,400	2,017,521
Telia Co. AB	428,800	1,670,918
Trelleborg AB, Class B*	41,487	644,318
Volvo AB, Class B*	13,680	236,415

TOTAL SWEDEN		$26,444,097

SWITZERLAND – 5.8%
ABB Ltd.	30,050	754,657
BKW AG	7,161	691,529
Cembra Money Bank AG	10,870	1,186,835
Chocoladefabriken Lindt & Spruengli AG#	139	1,076,116
Cie Financiere Richemont SA	7,975	495,097
Comet Holding AG	9,031	1,395,848
Emmi AG	1,865	1,684,427
EMS-Chemie Holding AG	210	181,350
Galenica AG	8,300	614,515
Huber + Suhner AG	11,052	860,390
LafargeHolcim Ltd.*	38,550	1,823,818
Landis+Gyr Group AG*	1,470	89,780
Logitech International SA	2,390	174,347
Lonza Group AG	2,616	1,635,878
Novartis AG	43,353	3,570,869
Partners Group Holding AG	2,603	2,521,545
Roche Holding AG	5,220	1,807,981
Siegfried Holding AG*	2,507	1,309,907
Sika AG	15,402	3,384,314

Description	Number of Shares	Value
Straumann Holding AG	1,961	$1,942,568
Swiss Life Holding AG	1,500	548,162
Swiss Prime Site AG	410	37,418
Swisscom AG	3,200	1,701,009
Temenos AG	9,322	1,377,627
UBS Group AG	31,040	365,676
VAT Group AG*	3,625	691,249
Zurich Insurance Group AG	2,547	941,888

TOTAL SWITZERLAND		$32,864,800

TAIWAN – 3.4%
Largan Precision Co. Ltd.	3,000	391,466
MediaTek, Inc.	63,000	1,504,318
Merida Industry Co. Ltd.	243,000	2,242,164
Taiwan Semiconductor Manufacturing Co. Ltd.	1,044,000	15,193,963

TOTAL TAIWAN		$19,331,911

THAILAND – 0.2%
Kasikornbank PCL	470,000	1,224,727

UNITED KINGDOM – 6.0%
3i Group PLC	10,200	117,407
Admiral Group PLC	10,390	324,010
Anglo American PLC	23,060	558,240
ASOS PLC*	6,552	286,609
AstraZeneca PLC	14,400	1,590,912
Aviva PLC	45,993	158,173
Barratt Developments PLC	38,157	253,465
Berkeley Group Holdings PLC	3,957	229,589
BHP Group PLC	21,452	463,867
BP PLC	309,157	1,119,617
British American Tobacco PLC	33,880	1,119,680
BT Group PLC	146,675	188,471
Compass Group PLC	24,035	330,703
Croda International PLC	37,200	2,776,405
Direct Line Insurance Group PLC	29,438	113,916
Evraz PLC	24,690	91,426
GB Group PLC*	91,341	791,737
GlaxoSmithKline PLC	131,990	2,629,289
HSBC Holdings PLC	218,350	983,194
IG Group Holdings PLC	6,270	59,926
Imperial Brands PLC	17,050	284,067
Investec PLC	13,180	25,819
Johnson Matthey PLC	3,830	111,839
Kingfisher PLC	85,080	268,861
Legal & General Group PLC	113,303	313,655
Lloyds Banking Group PLC	1,127,099	384,015
National Grid PLC	216,792	2,543,386

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Ninety One PLC*	6,970	$19,623
Pennon Group PLC	7,700	106,399
Persimmon PLC*	9,241	288,507
Prudential PLC	1,490	21,293
Reckitt Benckiser Group PLC	3,054	306,224
Rightmove PLC	20,470	147,729
Rio Tinto PLC	48,586	2,957,546
Royal Dutch Shell PLC, Class A	66,660	974,277
Royal Dutch Shell PLC, Class B	60,892	854,710
RSA Insurance Group PLC	30,030	167,611
Serco Group PLC*	1,089,551	2,263,432
Smith & Nephew PLC	5,850	115,465
Softcat PLC	4,090	67,428
Spirax-Sarco Engineering PLC	5,047	674,458
Spirent Communications PLC	15,280	55,944
SSE PLC	38,063	645,640
St. James’s Place PLC	76,713	938,252
Synthomer PLC	6,990	26,412
Tate & Lyle PLC	10,770	91,668
Taylor Wimpey PLC	23,838	36,771
Tesco PLC	617,400	1,742,520
Trainline PLC*	300,540	1,616,468
Travis Perkins PLC	95,791	1,385,496
Vodafone Group PLC	220,670	331,635
Wm Morrison Supermarkets PLC	52,570	127,521

TOTAL UNITED KINGDOM		$34,081,307

UNITED STATES – 0.7%
ResMed, Inc. CDI	129,514	2,642,963
Yum China Holdings, Inc.	30,248	1,549,908

TOTAL UNITED STATES		$4,192,871

TOTAL COMMON STOCKS (COST $438,225,147)		$519,210,394

PREFERRED STOCKS – 0.2%

GERMANY – 0.2%
Henkel AG & Co. KGaA 1.85%	3,640	357,903
Volkswagen AG 4.86%	4,802	702,904

TOTAL GERMANY		$1,060,807

TOTAL PREFERRED STOCKS (COST $1,199,191)		$1,060,807

MONEY MARKET FUND – 3.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	20,979,395	20,979,395

TOTAL MONEY MARKET FUND (COST $20,979,395)		$20,979,395

Description	Number of Shares	Value

WARRANTS – 1.0%

SWITZERLAND – 1.0%
Midea Group Co. Ltd., Expire 5/27/21*	338,353	$3,472,652

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 11/27/20*	685,413	2,325,743

TOTAL WARRANTS (COST $3,812,953)		$5,798,395

TOTAL INVESTMENTS IN SECURITIES – 96.5% (COST $464,216,686)		$547,048,991

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%

REPURCHASE AGREEMENTS – 2.6%

Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $2,762,951 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $2,818,187.	$2,762,928	$2,762,928

BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $2,762,951 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $2,818,187.	2,762,928	2,762,928

Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $2,762,949 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $2,818,187.	2,762,928	2,762,928
Credit Suisse AG, 0.08%, dated 7/31/20, due 8/03/20, repurchase price $727,057 collateralized by U.S. Treasury Securities, 0.00% to 2.25%, maturing 8/25/20 to 2/15/27; total market value of $741,593.	727,052	727,052

HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $2,762,946 collateralized by U.S. Government Agency & Treasury Security, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $2,818,187.	2,762,928	2,762,928

RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $2,762,949 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $2,818,187.	2,762,928	2,762,928

TOTAL REPURCHASE AGREEMENTS (COST $14,541,692)		$14,541,692

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $14,541,692)		$14,541,692

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 99.1% (COST $478,758,378)	$561,590,683

COLLATERAL FOR SECURITIES ON LOAN – (2.6%)	(14,541,692)

OTHER ASSETS LESS LIABILITIES – 3.5%	19,898,237

TOTAL NET ASSETS – 100.0%	$566,947,228

#	Security, or a portion thereof, is on loan.
*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SpA	Societa per Azioni

REIT	Real Estate Investment Trust

Currency Code	Currency

CAD	Canadian Dollar

GBP	British Pound Sterling

HKD	Hong Kong Dollar

TWD	New Taiwan Dollar

At July 31, 2020, the Wilmington International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/4/2020	Bank of New York Mellon	1,626,627 HKD	$209,886	$209,880	$—	$(6)
8/4/2020	Bank of New York Mellon	911,517 HKD	117,614	117,610	—	(4)
CONTRACTS SOLD
8/3/2020	Bank of New York Mellon	248,871 TWD	8,433	8,495	—	(62)
8/3/2020	Bank of New York Mellon	2,240 GBP	2,913	2,932	—	(19)
8/4/2020	Bank of New York Mellon	14,489,531 CAD	10,812,935	10,817,620	—	(4,685)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$—	$(4,776)

At July 31, 2020, the Wilmington International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
MSCI India NTR Index	September 2020	121	$6,745,018	$7,694,390	$949,372	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$949,372	$—

For additional infodrmation about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)